Going Concern (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Going Concern Details Narrative
Accumulated deficit	$ (16,328,812)	$ (12,565,254)
Working capital deficit	$ (2,616,204)